AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  During the three and six months ended June 30, 2013, the Company did not dispose of any available-for-sale securities. During the three and six months ended June 30, 2012, the Company received proceeds of $30.7 million and recognized a loss before income taxes of $6.7 million on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at June 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$35,745	$4,352
Unrealized gains in accumulated other comprehensive loss	4,327	1,902

Estimated fair value	40,072	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	33,287	48,047
Unrealized losses in accumulated other comprehensive loss	(4,554)	(9,582)

Estimated fair value	28,733	38,465

Total estimated fair value of available-for-sale securities	$68,805	$44,719

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three and six months ended June 30, 2013, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended June 30, 2013, the Company recorded a $17.3 million (three months ended June 30, 2012 — $11.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the six months ended June 30, 2013, the Company recorded a $28.3 million (six months ended June 30, 2012 — $11.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At June 30, 2013, the fair value of available-for-sale securities in an unrealized loss position was $28.7 million (December 31, 2012 — $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $4.6 million (December 31, 2012 — $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at June 30, 2013.